LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 2,578	R$ 5,559
Expenses relating to low-value assets	1,376	946
Total	R$ 3,954	R$ 6,505